UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
-           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Robert Needham                  Boston, MA                8/16/2010
   --------------------------   ------------------------------    -----------
             [Signature]                [City, State]                [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             32
                                               -------------

Form 13F Information Table Value Total:          $52,113
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                      Form 13F INFORMATION TABLE


          COLUMN 1              COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7    COLUMN 8
------------------------------ ---------------  ---------    --------    ----------------- ---------- -------- -----------------
                                                             VALUE       SHRS OR  SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------  ---------    --------    --- --- ----  ---- ---------- --------  -----  -----  ----


3PAR INC                        COM               88580F109     928       99,700 SH            Sole        0    99,700     0     0
AKAMAI TECHNOLOGIES INC         COM               00971T101   1,004       24,750 SH            Sole        0    24,750     0     0
AMYLIN PHARMACEUTICALS INC      COM               032346108   2,000      106,400 SH            Sole        0   106,400     0     0
ARCH CAP GROUP LTD              ORD               G0450A105   2,727       36,600 SH            Sole        0    36,600     0     0
BANK OF AMERICA CORPORATION     *W EXP 01/16/201  060505146   1,151      150,000 SH            Sole        0   150,000     0     0
CITIGROUP INC                   COM               172967101   3,193      849,300 SH            Sole        0   849,300     0     0
COCA COLA ENTERPRISES INC       COM               191219104   4,039      156,200 SH            Sole        0   156,200     0     0
DIRECTV                         COM CL A          25490A101   1,448       42,700 SH            Sole        0    42,700     0     0
DOLLAR THRIFTY AUTOMOTIVE GP    COM               256743105   1,675       39,300 SH            Sole        0    39,300     0     0
EASTMAN KODAK CO                COM               277461109   2,190      504,500 SH            Sole        0   504,500     0     0
FIBERTOWER CORP                 COM NEW           31567R209     580      122,895 SH            Sole        0   122,895     0     0
HILLTOP HOLDINGS INC            COM               432748101   1,444      144,300 SH            Sole        0   144,300     0     0
HUMAN GENOME SCIENCES INC       COM               444903108     628       27,700 SH            Sole        0    27,700     0     0
HUNTSMAN CORP                   COM               447011107     666       76,800 SH            Sole        0    76,800     0     0
HUNTSMAN CORP                   COM               447011107     832       96,000 SH    CALL    Sole        0    96,000     0     0
IMPERIAL SUGAR CO NEW           COM NEW           453096208     244       24,200 SH            Sole        0    24,200     0     0
LEGG MASON INC                  COM               524901105   1,794       64,000 SH            Sole        0    64,000     0     0
NEWMONT MINING CORP             COM               651639106   2,260       36,600 SH            Sole        0    36,600     0     0
NOVELL INC                      COM               670006105   4,271      752,000 SH            Sole        0   752,000     0     0
ORBITZ WORLDWIDE INC            COM               68557K109   1,098      288,100 SH            Sole        0   288,100     0     0
OUTDOOR CHANNEL HLDGS INC       COM NEW           690027206     304       65,000 SH            Sole        0    65,000     0     0
PACTIV CORP                     COM               695257105   1,359       48,800 SH            Sole        0    48,800     0     0
SPRINT NEXTEL CORP              COM SER 1         852061100     731      172,400 SH            Sole        0   172,400     0     0
STRATEGIC HOTELS & RESORTS I    COM               86272T106     806      183,700 SH            Sole        0   183,700     0     0
SUPERMEDIA INC                  COM               868447103   1,600       87,489 SH            Sole        0    87,489     0     0
TERRESTAR CORP                  COM               881451108      84      169,630 SH            Sole        0   169,630     0     0
THERAVANCE INC                  COM               88338T104     665       52,900 SH            Sole        0    52,900     0     0
VIASAT INC                      COM               92552V100   3,162       97,100 SH            Sole        0    97,100     0     0
WATSON PHARMACEUTICALS INC      COM               942683103   1,951       48,100 SH            Sole        0    48,100     0     0
WELLPOINT INC                   COM               94973V107     612       12,500 SH            Sole        0    12,500     0     0
WENDYS ARBYS GROUP INC          COM               950587105   5,338    1,334,400 SH            Sole        0 1,334,400     0     0
WHITE MTNS INS GROUP LTD        COM               G9618E107   1,329        4,100 SH            Sole        0     4,100     0     0
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